Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Due to Related Parties, Current	$ 9,931		$ 62,500	$ 582,682
Chief Business Development Officer [Member]
Officers' Compensation			84,500
Former Director [Member]
Due to Related Parties, Current				426,052
Officers' Compensation		$ 1,687,706		$ 2,832,046
Chief Technical Officer [Member]
Due to Related Parties, Current	9,931		15,050
Officers' Compensation	$ 112,500		119,668	$ 0
Chief Business Development Officer [Member]
Officers' Compensation				$ 145,011
Chief Executive Officer [Member]
Due to Related Parties, Current			$ 62,500
Affiliated Entity [Member] | Two Corporations Owned By Chief Business Development Officer [Member]
Due to Related Parties, Current				$ 16,058
Affiliated Entity [Member] | Corporation Owned By CEO [Member]
Due to Related Parties, Current				114,434
Affiliated Entity [Member] | Business Co Owned By General Manager [Member]
Due to Related Parties, Current				10,000
Chief Financial Officer [Member]
Due to Related Parties, Current				$ 16,138